Commitments And Contingencies (Gas Supply, Transportation And Storage) (Details) (USD $)		12 Months Ended
	Dec. 31, 2011	Dec. 31, 2011 Pacific Gas And Electric Company [Member]	Dec. 31, 2010 Pacific Gas And Electric Company [Member]	Dec. 31, 2009 Pacific Gas And Electric Company [Member]	Sep. 30, 2011 Natural Gas, Gas Transportation and Gas Storage Purchases [Member]
Long-term Purchase Commitment [Line Items]
2012	$ 2,223,000,000				$ 746,000,000
2013	2,646,000,000				249,000,000
2014	2,722,000,000				198,000,000
2015	2,691,000,000				188,000,000
2016	2,661,000,000				152,000,000
Thereafter	25,125,000,000				974,000,000
Total	38,068,000,000				2,507,000,000
Cost of natural gas purchases		$ 1,800,000,000	$ 1,600,000,000	$ 1,400,000,000